Organization and Business Description	12 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Intercont (Cayman) Limited (“Intercont” or the “Company”) was established under the laws of the Cayman Islands on July 4, 2023 as a holding company. The Company, through its subsidiaries (collectively, the “Group”) listed below, are principally engaged time charter service and vessel management services business.

Upon completion of the Reorganization, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Fortune Ocean Holdings Limited (“Fortune Ocean”)	January 22, 2024	British Virgin Islands (“BVI”)	100%	Investment Holding
Top Wisdom Shipping Management Co., Limited (“Top Wisdom”)	February 1, 2013	Hong Kong	100%	Vessel management services
Top Moral Shipping Limited (“Top Moral”)	December 12, 2013	Hong Kong	100%	Time charter service
Top Legend Shipping Co., Limited (“Top Legend”)	March 6, 2013	Hong Kong	100%	Time charter service
Top Creation International (HK) Limited (“Top Creation”)	July 29, 2011	Hong Kong	100%	Time charter service
Max Bright Marine Service Co., Limited (“Max Bright”)	April 2, 2014	Hong Kong	100%	Time charter service
Singapore Openwindow Technology Pte. Ltd. (“Openwindow”)	July 28, 2023	Singapore	100%	Process of pulp, paper and paperboard

As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), became the ultimate parent of its subsidiaries.

Reorganization

A reorganization of the legal structure was completed on March 27, 2024. The reorganization involved:

(i)	The formation of the Company’s wholly owned subsidiary-Openwindow on July 28, 2023

(ii)	The formation of Fortune Ocean on January 22, 2024 and all the equity interests of Top Wisdom, Top Moral, Top Legend, Top Creation and Max Bright were transferred to Fortune Ocean on March 14, 2024

(iii)	All the shareholders’ equity interests in Fortune Ocean were transferred to the Company on March 27, 2024 under common control and at nominal consideration

Immediately before and after the reorganization, the Company, together with its subsidiaries, is effectively controlled by the same group of the shareholders. Therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The combination and consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying combined and consolidated financial statements in accordance with ASC 805-50-45-5.

Going concern consideration

In assessing its liquidity, the Group monitors and analyzes its cash on hand, ability to generate sufficient revenue sources in the future and operating and capital expenditure commitments. As of June 30, 2025, the Group had cash of approximately $5,648,749. As of June 30, 2025 and 2024, the Group’s working capital deficit was $15,688,971 and $30,294,954.

The Group has historically funded its working capital needs primarily from operations, loans, advance payments from customers and contributions by shareholders. Its working capital requirements are affected by the efficiency of operations, the numerical volume and dollar value of revenue contracts and the timing of accounts receivable collections. The going concern status of the Company depends on its ability to generate sufficient cash flows to meet its obligations in a timely manner and to obtain additional income or debt as may be required and/or recurring financial support from shareholders or other related parties. The Group’s primary shareholders have agreed to provide financial support commitment to the Company until October 31, 2026. As of September 30, 2025, the Company had cash and cash equivalents of $8,285,084. As a result, management believes that current levels of cash and cash flows will be sufficient to meet anticipated cash needs for at least the next 12 months from the date of the issuance of this report. However, the Group may need additional cash resources in the future if it experiences changed business conditions or other developments and may also need additional cash resources in the future if it wishes to pursue opportunities for investment, acquisition, strategic cooperation or other similar actions. If the Group determine that the cash requirements exceed amounts of cash on hand, it may seek to issue debt or equity securities or obtain a credit facility.

Taking into account the ability for the Group to raise finances, the management has alleviated the substantial doubt about the Group’s ability to continue as a going concern.